SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
VIE arrangements
Schedule of disaggregation of revenue

	2021	2022	2023
	RMB	RMB	RMB
Financial services business:
Loan facilitation services	2,105,776	1,362,685	2,240,852
Post origination services	174,255	204,336	17,203
Financing services	524,840	278,783	55,975
Others	379,431	113,928	201,089
Subtotal	3,184,302	1,959,732	2,515,119
Insurance brokerage business:
Insurance brokerage services	755,691	731,797	963,822
Subtotal	755,691	731,797	963,822
Consumption & lifestyle business and others:
Electronic commerce services	33,114	302,896	1,267,104
Others	504,822	440,195	149,588
Subtotal	537,936	743,091	1,416,692
Total net revenue	4,477,929	3,434,620	4,895,633

Schedule of disaggregation of revenue

	2021	2022	2023
	RMB	RMB	RMB
Insurance brokerage services:
Life and health insurance business	515,436	420,273	551,809
Property & casualty insurance business	240,255	311,524	412,013
Total	755,691	731,797	963,822

Schedule of contract assets

	As of December 31, 2022	As of December 31, 2023
	RMB	RMB
Contract assets	780,174	1,142,192
Allowance	(153,435)	(164,141)
Contract assets, net	626,739	978,051

Schedule of movement of allowance for contract assets

	Year ended December 31, 2022	Year ended December 31, 2023
	RMB	RMB
Balance at beginning of the year	350,686	153,435
Allowance for contract assets	110,888	196,426
Write-off	(308,139)	(185,720)
Balance at end of the year	153,435	164,141

Schedule of the gross finance receivables by credit quality indicator buckets on a contractual basis

Year of loan origination	Category	As of December 31, 2022	As of December 31, 2023
		RMB	RMB
2019	Normal	—	—
	Concern	—	—
	Secondary	—	—
	Suspicious	—	—
	Loss	1,671	1,658
2020	Normal	80,757	—
	Concern	6,966	155
	Secondary	18,917	1,119
	Suspicious	877	1,331
	Loss	1,826	18,250
2021	Normal	276,487	33,351
	Concern	22,096	1,656
	Secondary	49,288	5,465
	Suspicious	36,368	5,544
	Loss	8,045	89,104
2022	Normal	51,825	6
	Concern	—	—
	Secondary	—	68
	Suspicious	—	—
	Loss	—	—
2023	Normal	—	2,416
	Concern	—	3,221
	Secondary	—	3,428
	Suspicious	—	1,249
	Loss	—	1
Total		555,123	168,022

Summary of financing receivable

	As of December 31, 2022	As of December 31, 2023
	RMB	RMB
Financing receivables	555,123	168,022
Allowance	(40,735)	(51,858)
Financing receivables, net	514,388	116,164

Summary of movement of allowance for financing receivable

	Year ended December 31, 2022	Year ended December 31, 2023
	RMB	RMB
Balance at beginning of the year	65,489	40,735
Current year net provision	38,625	32,833
Write-off	(14,605)	(21,710)
Disposal	(48,774)	—
Balance at end of the year	40,735	51,858

Schedule of estimated useful lives

Building	20 years
Computer and transmission equipment	3 years
Furniture and office equipment	5 years
Software	1-5 years
Licenses	Indefinite-lived
Leasehold improvements	Over the shorter of the lease term or expected useful lives

VIE's
VIE arrangements
Schedule of amounts and balances included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances

	December 31,	December 31,
	2022	2023
	RMB	RMB
Assets
Cash and cash equivalents	2,795,805	3,362,736
Trading securities	—	76,053
Accounts receivable	100,756	56,735
Contract assets, net	107,679	154,384
Contract cost	652	3
Prepaid expenses and other assets	114,310	45,781
Financing receivables	514,388	113,951
Amounts due from related parties	911,432	447,891
Available-for-sale investments	600,000	—
Property, equipment and software, net	62,979	61,735
Deferred tax assets	84,096	73,338
Right-of-use assets	10,474	10,659

Total assets	5,302,571	4,403,266

Liabilities
Accounts payable	9,196	18,211
Amounts due to related parties	214,346	6,586
Deferred revenue	9,488	15
Accrued expenses and other liabilities	1,131,504	1,243,490
Secured borrowing	767,900	—
Deferred tax liabilities	17,273	20,019
Lease liabilities	9,311	9,749

Total liabilities	2,159,018	1,298,070

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenue	3,192,329	1,821,561	1,623,596
Net income	752,164	424,834	351,373

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net cash (used in)/provided by operating activities	(236,406)	1,151,656	1,013,875
Net cash (used in)/provided by investing activities	(393,659)	417,535	906,485
Net cash provided by/(used in) financing activities	501,400	(399,700)	(963,700)

ABFE
VIE arrangements
Schedule of amounts and balances included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances

	December 31,	December 31,
	2022	2023
	RMB	RMB
Assets
Restricted cash	88,796	267,271
Prepaid expenses and other assets	532	5,942
Loans at fair value	54,049	288,764
Held-to-maturity investments	2,300	10,420

Total assets	145,677	572,397

Liabilities
Accounts payable	150	1,023
Amount due to related party	4,603	1,517
Payable to investors at fair value	—	445,762
Accrued expenses and other liabilities	72	2,142

Total liabilities	4,825	450,444

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net (loss)/income	(38,720)	17,949	(68,024)

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net cash provided by/(used in) operating activities	17,016	(1,434)	211,185
Net cash provided by/(used in) investing activities	65,576	34,976	(900,142)
Net cash (used in)/provided by financing activities	(71,204)	(85,587)	818,305